UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-10339

BlackRock Municipal Income Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Municipal Income Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257

Date of fiscal year end:	October 31, 2004

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

The Trust's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
JULY 31, 2004

BlackRock Municipal Income Trust (BFK)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—160.1%
			Alabama—6.3%
Baa2	$ 7,000		Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj., 6.15%, 6/01/19	06/05 @ 102	$ 7,275,800
A2	15,000		Huntsville Hlth. Care Auth., GO, Ser. B, 5.75%, 6/01/32	06/12 @ 101	15,429,600
BBB	15,000		Phenix Cnty. Indl. Dev. Brd., Env. Impvt. Rev., Ser. A, 6.35%, 5/15/35	05/12 @ 100	15,480,900

					38,186,300

			Arizona—1.2%
A3	7,000		Scottsdale Ind. Dev. Auth., Scottsdale Hlth. Care, 5.80%, 12/01/31	12/11 @ 101	7,082,740

			California—21.7%
A	6,500		California Infrastructure & Econ. Dev., J. David Gladstone Inst. Proj., 5.25%, 10/01/34	10/11 @ 101	6,328,140
A	5,000		California Statewide Cmnty. Dev. Auth., Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/33	04/13 @ 100	5,075,950
			Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev.,
BBB	54,635		Zero Coupon, 1/15/32	01/10 @ 27.37	10,021,152
BBB	20,535		Zero Coupon, 1/15/34	01/10 @ 24.228	3,327,286
BBB	75,000		Zero Coupon, 1/15/38	01/10 @ 19.014	9,387,750
			Golden St. Tobacco Sec. Corp.,
BBB	10,000		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	8,813,900
Baa1	30,600		Ser. B, 5.50%, 6/01/43	06/13 @ 100	30,644,064
Baa1	16,500		Ser. B, 5.625%, 6/01/38	06/13 @ 100	16,666,650
			Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev.,
Caa2	20,055		Amer. Airlines Inc., Ser. C, 7.50%, 12/01/24	12/12 @ 102	17,047,753
AAA	13,320		Facs. Laxfuel Corp., L.A. Intl., 5.50%, 1/01/32, AMBAC	01/12 @ 100	13,407,379
NR	5,000		Murrieta Cmnty. Facs. Dist., Spl. Tax No. 2, The Oaks Impvt. Area A, 6.00%, 9/01/34	09/14 @ 100	4,993,500
			San Marcos, Spl. Tax Rev., Cmnty. Facs. Dist. No. 02-01,
NR	1,870		5.90%, 9/01/28	09/10 @ 102	1,867,513
NR	3,510		5.95%, 9/01/35	09/10 @ 102	3,504,875

					131,085,912

			Colorado—2.9%
AAA	14,000		Colorado Wtr. Rec. & Pwr. Dev. Auth., Parker Wtr. & San. Dist., Ser. D, 5.25%, 9/01/43, MBIA	09/14 @ 100	14,256,340
BBB	3,500		Denver Hlth. & Hosp. Auth., Hlth. Care Rev., Ser. A, 6.00%, 12/01/31	12/11 @ 100	3,481,275

					17,737,615

			Connecticut—5.1%
A3	5,950		Connecticut Dev. Auth., Connecticut Lt. & Pwr., PCR, Ser. A, 5.85%, 9/01/28	10/08 @ 102	6,194,842
			Mohegan Tribe Indians, Pub. Impvt. Priority Dist.,
BBB-	2,730		5.25%, 1/01/33	01/14 @ 100	2,651,840
BBB-	20,940		6.25%, 1/01/31	01/11 @ 101	21,896,330

					30,743,012

			Delaware—6.3%
			Charter Mac Equity Issuer Trust,
A3	1,000	[3]	Ser. A, 6.625%, 6/30/49	06/09 @ 100	1,096,240
A3	11,000	[3]	Ser. A-2, 6.30%, 6/30/49	06/09 @ 100	11,902,550
Baa1	16,000	[3]	Ser. A-3, 6.80%, 10/01/52	10/14 @ 100	17,836,160
Baa1	6,500	[3]	Ser. B-1, 6.80%, 11/30/50	11/10 @ 100	7,152,795

					37,987,745

			District of Columbia—5.8%
A	2,390		Friendship Pub. Charter Sch. Inc., 5.25%, 6/01/33, ACA	06/14 @ 100	2,267,847
AAA	15,600		Georgetown Univ., Ser. A, Zero Coupon, 4/01/36, MBIA	04/11 @ 22.875	2,406,612
AAA	51,185		Georgetown Univ., Ser. A, Zero Coupon, 4/01/37, MBIA	04/11 @ 21.546	7,424,384
BBB	25,535		Tobacco Settlement Fin. Corp., 6.75%, 5/15/40	05/11 @ 101	22,725,129

					34,823,972

BlackRock Municipal Income Trust (BFK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Florida—10.6%
NR	$ 3,000		Amelia Nat. Cmnty. Dev. Dist., Cap. Impvt., Ser. A, 6.30%, 5/01/35	05/14 @ 101	$ 3,020,100
NR	2,000		CFM Cmnty. Dev. Dist., Cap. Impvt., Ser. A, 6.25%, 5/01/35	05/14 @ 101	2,009,220
Baa2	4,600		Escambia Cnty., PCR, Champion Intl. Corp. Proj., 6.40%, 9/01/30	09/06 @ 102	4,723,050
A	9,670		Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt, Ser. A, 6.00%, 11/15/31	11/11 @ 101	10,127,584
BBB-	9,000		Martin Cnty. Indl. Dev. Auth., Indiantown Cogeneration Proj., Ser. A, 7.875%, 12/15/25	12/04 @ 102	9,223,920
BB	11,685		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr., 6.75%, 11/15/21	11/14 @ 100	11,853,264
NR	3,705		Parkway Ctr. Cmnty. Dev. Dist., Ser. A, 6.30%, 5/01/34	05/14 @ 101	3,667,691
NR	3,970		Stevens Plantation Cmnty. Dev. Dist., Spl. Assmt. Rev., Ser. A, 7.10%, 5/01/35	05/14 @ 100	3,989,969
NR	10,000		Village Cmnty. Dev. Dist. No. 6, Spl. Assmnt. Rev., 5.625%, 5/01/22	05/13 @ 100	9,946,200
			World Commerce Cmnty. Dev. Dist.,
NR	4,000		Ser. A-1, 6.50%, 5/01/36	05/14 @ 101	3,989,480
NR	1,750		Ser. A-2, 6.125%, 5/01/35	05/14 @ 101	1,732,483

					64,282,961

			Georgia—0.7%
BBB	4,000		Richmond Cnty. Dev. Auth., Env. Impvt. Rev., Intl. Paper Co. Proj., Ser. A, 6.00%, 2/01/25	02/12 @ 101	4,088,360

			Idaho—2.9%
AAA	16,970		Univ. of Idaho, Student Fee Hsg. Impvt. Proj., 5.40%, 4/01/41, FGIC	04/11 @ 100	17,405,280

			Illinois—18.0%
			Bolingbrook, Ser. B, FGIC,
AAA	14,085		Zero Coupon, 1/01/34	No Opt. Call	2,656,713
AAA	7,120		Zero Coupon, 1/01/33	No Opt. Call	1,425,495
NR	4,630		Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	4,533,928
			Illinois Dev. Fin. Auth.,
A	7,145	[4]	Hosp. Rev., Adventist Hlth. Sys. Sunbelt Oblig., 5.65%, 11/15/24	11/09 @ 101	7,194,729
A2	25,000		PCR, Ser. C, 5.95%, 8/15/26	12/06 @ 101	25,586,500
			Illinois Edl. Facs. Auth.,
Baa2	10,000		Student Hsg. Rev., Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/30	05/12 @ 101	10,194,200
Baa2	7,000		Student Hsg. Rev., Edl. Advancement Fund Univ. Ctr. Proj., 6.25%, 5/01/34	05/07 @ 100	7,174,790
Aa1	20,000		Univ. of Chicago, Ser. A, 5.25%, 7/01/41	07/11 @ 101	20,102,600
AA+	3,700		Illinois Fin. Auth., Northwestern Mem. Hosp., Ser. A, 5.50%, 8/15/43	08/14 @ 100	3,723,680
			Illinois Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care,
A2	5,000		5.50%, 1/01/22	01/13 @ 100	5,094,600
A2	6,000		5.625%, 1/01/28	01/13 @ 100	6,082,440
AAA	40,000		Met. Pier & Exposition Auth., Dedicated St. Tax Rev., McCormick Place Expansion
			Proj., Ser. A, Zero Coupon, 12/15/34, MBIA	No Opt. Call	7,252,800
AAA	7,645		O’Hare Intl. Arpt., Ser. C-2, 5.25%, 1/01/30, FSA	01/14 @ 100	7,640,642

					108,663,117

			Indiana—7.2%
A+	9,000		Indiana Hlth. Fac. Fin. Auth., Methodist Hosp. Inc., 5.50%, 9/15/31	09/11 @ 100	8,963,010
BBB	7,500		Indianapolis Arpt. Auth., Fed. Express Corp. Proj., 5.10%, 1/15/17	No Opt. Call	7,580,100
			Petersburg, PCR, Pwr. & Lt. Conv.,
BBB	10,000		5.90%, 12/01/24	08/11 @ 102	10,251,800
BBB	16,000		5.95%, 12/01/29	08/11 @ 102	16,428,160

					43,223,070

			Kentucky—1.5%
AAA	9,060		Kentucky Hsg. Corp., Hsg. Rev., Ser. F, 5.45%, 1/01/32	07/11 @ 100	9,111,280

			Louisiana—4.6%
			Louisiana Local Gov’t. Env. Facs. & Cmnty. Dev. Auth.,
A	21,425		Cap. Projs. & Equip. Acquisition, 6.55%, 9/01/25, ACA	No Opt. Call	23,254,695
Baa1	4,605		Oakleigh Apts. Proj., Ser. A, 6.375%, 6/01/38	06/13 @ 102	4,554,069

					27,808,764

			Maryland—2.1%
BBB	4,205		Maryland Hlth. & Higher Edl. Facs. Auth., Medstar Hlth., 5.50%, 8/15/33	08/14 @ 100	4,092,600
NR	8,000	[3,5]	MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	8,761,280

					12,853,880

			Michigan—2.9%
AA	17,210		Kent Hosp. Fin. Auth., Spectrum Hlth., Ser. A, 5.50%, 1/15/31	07/11 @ 101	17,565,386

BlackRock Municipal Income Trust (BFK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Minnesota—0.3%
A2	$ 1,800	Minnesota Higher Ed. Facs., Univ. of St. Thomas, Ser. 5Y, 5.25%, 10/01/34	10/14 @ 100	$1,801,836

		Mississippi—3.1%
A2	18,680	Gulfport Hosp. Fac., Mem. Hosp. Gulfport Proj., Ser. A, 5.75%, 7/01/31	07/11 @ 100	18,910,324

		New Hampshire—0.6%
A+	3,500	New Hampshire Hlth. & Edl. Facs. Auth., Exeter Hosp. Proj., 5.75%, 10/01/31	10/11 @ 101	3,590,580

		New Jersey—8.2%
		New Jersey Econ. Dev. Auth.,
B	31,410	Continental Airlines Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	24,269,879
Baa3	8,000	Kapkowski Road Landfill Proj., 6.50%, 4/01/28	No Opt. Call	8,905,600
BBB	18,000	Tobacco Settlement Fin. Corp., 6.75%, 6/01/39	06/13 @ 100	16,151,760

				49,327,239

		New York—6.5%
		Met. Transp. Auth., Ser. A,
AAA	4,175	Dedicated Tax Fund, 5.00%, 11/15/30, MBIA	11/12 @ 100	4,175,083
AAA	7,115	Svc. Contract, 5.00%, 7/01/30, AMBAC	07/12 @ 100	7,115,000
		New York City Mun. Wtr. Fin. Auth.
AA+	3,980	Ser. A, 5.00%, 6/15/39	06/14 @ 100	3,916,599
AAA	6,680	Ser. A, 5.00%, 6/15/39, AMBAC	06/14 @ 100	6,616,741
AAA	11,825	Ser. C, 5.00%, 6/15/35, AMBAC	06/14 @ 100	11,791,062
AAA	5,375	New York Env. Facs. Corp., Clean Wtr. & Drinking Wtr. Rev., NYC Mun.Wtr. Proj. B,
		5.00%, 6/15/31	06/12 @ 100	5,388,760

				39,003,245

		Ohio—3.0%
Baa2	14,500	Ohio Air Quality Dev. Auth., PCR, Cleveland Elec. Illuminating Co. Proj., Ser. B,
		6.00%, 8/01/20	08/07 @ 102	14,751,140
NR	3,260	Pinnacle Cmnty. Infrastructure Fin. Auth., Ohio Facs., Ser. A, 6.25%, 12/01/36	12/14 @ 101	3,259,609

				18,010,749

		Pennsylvania—4.7%
A3	6,500	Pennsylvania Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A, 6.375%, 11/01/41	05/11 @ 101	6,652,425
		Pennsylvania Higher Edl. Facs. Auth.,
BBB+	4,000	La Salle Univ., 5.50%, 5/01/34	05/13 @ 100	3,931,320
A	17,250	Univ. of Pennsylvania Hlth. Svcs., Ser. A, 5.75%, 1/01/22	01/06 @ 101	17,752,320

				28,336,065

		South Carolina—5.0%
		Lexington Cnty. Hlth. Svcs. Dist., Hosp. Rev.,
A	5,000	5.50%, 11/01/32	11/13 @ 100	5,022,050
A	10,000	5.75%, 11/01/28	11/13 @ 100	10,319,400
		So. Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev., Palmetto Hlth. Alliance,
BBB	5,075	Ser. A, 6.25%, 8/01/31	08/13 @ 100	5,234,050
BBB	9,000	Ser. C, 6.875%, 8/01/27	08/13 @ 100	9,731,250

				30,306,750

		Tennessee—1.5%
AAA	20,825	Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A, Zero Coupon, 1/01/20, FSA	01/13 @ 67.474	8,973,493

		Texas—15.3%
		Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C,
BBB	8,655	5.75%, 5/01/36	No Opt. Call	9,057,804
BBB	1,320	6.75%, 10/01/38	10/13 @ 101	1,376,245
AAA	3,805	Dallas Area Rapid Trans., 5.00%, 12/01/31, AMBAC	12/11 @ 100	3,766,379
		Harris Cnty. Houston Sports Auth., MBIA,
AAA	12,580	Ser. A, Zero Coupon, 11/15/38	11/30 @ 61.166	1,686,852
AAA	26,120	Ser. A-3, Zero Coupon, 11/15/37	11/24 @ 46.545	3,691,279
AAA	5,000	Ser. H, Zero Coupon, 11/15/35	11/31 @ 78.178	789,650
BBB	4,670	Matagorda Cnty. Navigation Dist. No. 1, 5.60%, 3/01/27	03/14 @ 101	4,680,274
BBB	4,450	Sabine River Auth., PCR, TXU Elec. Co. Proj., Ser. B, 5.75%, 11/01/11	No Opt. Call	4,745,035

BlackRock Municipal Income Trust (BFK) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Texas—(continued)
			Texas Affordable Hsg. Corp., Multi-Fam. Hsg. Rev.,
Baa1	$ 6,010		5.80%, 11/01/26	11/11 @ 102	$5,877,239
BBB-	4,435		Amer. Oppty. Hsg., Ser. B, 8.00%, 3/01/32	09/12 @ 102	4,133,509
Baa1	18,605		Arborstone/Baybrook Oaks, Ser. A, 5.85%, 11/01/31	11/11 @ 102	18,070,478
BBB-	6,515		So. Texas Pptys. Corp., Ser. B, 8.00%, 3/01/32	09/12 @ 102	6,072,110
			Texas Tpke. Auth., Central Sys. Rev., AMBAC,
AAA	35,000		Zero Coupon, 8/15/32	08/12 @ 30.846	6,613,950
AAA	62,325		Zero Coupon, 8/15/33	08/12 @ 28.997	11,047,106
AAA	65,040		Zero Coupon, 8/15/34	08/12 @ 27.31	10,853,225

					92,461,135

			Virginia—0.3%
AAA	8,105		Virginia Transp. Brd. Trust, Zero Coupon, 4/01/32, MBIA	04/12 @ 34.99	1,702,455

			Washington—0.4%
A-	2,190		Energy Northwest Wind Proj., Ser. B, 6.00%, 7/01/23	01/07 @ 103	2,283,491

			West Virginia—1.7%
BBB	8,000		Braxton Cnty. Sld. Wst. Disp., Weyerhaeuser Co. Proj., 6.50%, 4/01/25	04/05 @ 102	8,279,200
AAA	2,070		West Virginia Econ. Dev. Auth., Correctional Juvenile Safety, Ser. A,
			5.00%, 6/01/29, MBIA	06/14 @ 100	2,055,614

					10,334,814

			Wisconsin—9.7%
BBB	26,000		Badger Tobacco Asset Sec. Corp., 6.375%, 6/01/32	06/12 @ 100	22,062,560
			Wisconsin Hlth. & Edl. Facs. Auth.,
A-	7,500		Aurora Hlth. Care, 6.40%, 4/15/33	04/13 @ 100	7,845,975
A+	13,750		Froedert & Cmnty. Hlth. Oblig., 5.375%, 10/01/30	10/11 @ 101	13,607,825
A	15,000		Wheaton Franciscan Svcs., 5.75%, 8/15/30	02/12 @ 101	15,408,300

					58,924,660

			Total Long-Term Investments (cost $957,135,687)		966,616,230

			SHORT-TERM INVESTMENTS—5.3%
			New York—2.3%
A-1+	14,000	[6]	New York City Transl. Fin. Auth., Ser. A-1, 1.08%, 8/04/04, FRWD	N/A	14,000,000

			Ohio—2.3%
VMIG1	13,800	[6]	Hamilton Cnty., Hosp. Facs., 1.09%, 8/05/04, FRWD	N/A	13,800,000

	Shares
	(000)

			Money Market Fund—0.7%
	4,450		AIM Tax Free Investment. Co. Cash Reserve Portfolio	N/A	4,450,000

			Total Short-Term Investments (cost $32,250,000)		32,250,000

			Total Investments—165.4% (cost $989,385,687)		998,866,230
			Liabilities in excess of other assets—(3.3)%		(19,733,605)
			Preferred shares at redemption value, including dividends payable—(62.1)%		(375,165,694)

			Net Assets Applicable to Common Shareholders—100%		$603,966,931

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch Ratings ratings.
[2]	Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of July 31, 2004, the Trust held 7.7% of its net assets, with a current market value of $46,749,025, in securities restricted as to resale.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of July 31, 2004.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	FSA	—	Financial Security Assurance
AMBAC	—	American Municipal Bond Assurance Corporation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association
FRWD	—	Floating Rate Weekly Demand	PCR	—	Pollution Control Revenue

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock Municipal Income Trust

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Principal Executive Officer
Date:	September 28, 2004

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 28, 2004